Subsequent Events (Details) ₪ in Thousands, $ in Thousands		6 Months Ended
	Aug. 24, 2026 USD ($) shares	Jun. 30, 2026 ILS (₪)	Jun. 30, 2026 USD ($)	Nov. 30, 2019 USD ($)
Silynx Communications Inc [Member]
Subsequent Events [Line Items]
Shares issued	$ 9,833,333
Share transactions [member] | Silynx Communications Inc [Member]
Subsequent Events [Line Items]
Percentage of retained shares	6.00%
Acquired equity interest				$ 250,000
Percentage of equity interest				25.00%
Share transactions [member] | Ruth Nir [Member]
Subsequent Events [Line Items]
Shares retained | shares	1,000,000
Share transactions [member] | Gal Nir Klein and Nir Klein [Member]
Subsequent Events [Line Items]
Shares issued			$ 650,694
Damages | ₪		₪ 16,926,866